Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$541,348.71

Principal:
Principal Collections	$9,672,795.53
Prepayments in Full	$4,045,582.39
Liquidation Proceeds	$110,051.55
Recoveries	$77,033.22
Sub Total	$13,905,462.69
Collections	$14,446,811.40

Purchase Amounts:
Purchase Amounts Related to Principal	$339,272.68
Purchase Amounts Related to Interest	$1,745.19
Sub Total	$341,017.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,787,829.27

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,787,829.27
Servicing Fee	$134,189.75	$134,189.75	$0.00	$0.00	$14,653,639.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,653,639.52
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,653,639.52
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,653,639.52
Interest - Class A-4 Notes	$48,939.69	$48,939.69	$0.00	$0.00	$14,604,699.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,604,699.83
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$14,537,226.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,537,226.08
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$14,487,240.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,487,240.25
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$14,424,100.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,424,100.25
Regular Principal Payment	$13,879,067.65	$13,879,067.65	$0.00	$0.00	$545,032.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$545,032.60
Residual Released to Depositor	$0.00	$545,032.60	$0.00	$0.00	$0.00
Total		$14,787,829.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,879,067.65
Total					$13,879,067.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,879,067.65	$101.47	$48,939.69	$0.36	$13,928,007.34	$101.83
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$13,879,067.65	$8.62	$229,539.27	$0.14	$14,108,606.92	$8.76

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$45,525,295.67	0.3328359	$31,646,228.02	0.2313659
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$156,015,295.67	0.0968997	$142,136,228.02	0.0882795

Pool Information
Weighted Average APR	4.031%	4.061%
Weighted Average Remaining Term	20.10	19.40
Number of Receivables Outstanding	20,463	19,372
Pool Balance	$161,027,705.81	$146,617,374.04
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$156,015,295.67	$142,136,228.02
Pool Factor	0.0978180	0.0890643

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$4,481,146.02
Targeted Overcollateralization Amount	$4,481,146.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,481,146.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		115	$242,629.62
(Recoveries)		130	$77,033.22
Net Loss for Current Collection Period			$165,596.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2340%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3683%
Second Preceding Collection Period			0.5856%
Preceding Collection Period			1.2974%
Current Collection Period			1.2919%
Four Month Average (Current and Preceding Three Collection Periods)			0.8858%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,392	$11,616,498.45
(Cumulative Recoveries)			$2,102,221.78
Cumulative Net Loss for All Collection Periods			$9,514,276.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5780%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,154.40
Average Net Loss for Receivables that have experienced a Realized Loss			$1,764.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.83%	368	$4,156,548.07
61-90 Days Delinquent	0.27%	36	$395,933.70
91-120 Days Delinquent	0.05%	6	$66,234.54
Over 120 Days Delinquent	0.63%	54	$919,947.70
Total Delinquent Receivables	3.78%	464	$5,538,664.01

Repossession Inventory:
Repossessed in the Current Collection Period		14	$127,892.77
Total Repossessed Inventory		16	$193,658.88

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5292%
Preceding Collection Period			0.5180%
Current Collection Period			0.4956%
Three Month Average			0.5143%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	44

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer